Segment and Geographical Information - Summary of External Revenues by Geographic Location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Revenues	$ 491,125	$ 522,701
CANADA
Disclosure of geographical areas [line items]
Revenues	277,544	312,349
UNITED STATES
Disclosure of geographical areas [line items]
Revenues	$ 192,493	$ 189,883